Right-of-use assets and lease liabilities - Operating lease expenses (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Right-of-use assets and lease liabilities
Operating lease expenses	¥ 405,356	$ 55,534	¥ 304,800	¥ 374,395